BRIDGE FINANCING AND PRIMARY FINANCING - Bridge Financing (Details) - USD ($)		3 Months Ended		9 Months Ended
	Mar. 24, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Aug. 09, 2022
Debt Instrument [Line Items]
Interest expense		$ 0	$ 0	$ 187,000	$ 334,000
Bridge Notes
Debt Instrument [Line Items]
Debt instrument, face amount						$ 5,000,000
Debt instrument, aggregate purchase price	$ 3,800,000
Debt instrument, par, discount percentage (as a percent)	25.00%
Debt instrument, interest rate, stated percentage (as a percent)	15.00%
Long-term debt, fair value	$ 100,618
Bridge Notes, First Closing, March 25, 2021
Debt Instrument [Line Items]
Debt instrument, aggregate purchase price	2,000,000
Proceeds from convertible debt	1,500,000
Bridge Notes, Second Purchase, April 2021
Debt Instrument [Line Items]
Debt instrument, aggregate purchase price	1,700,000
Proceeds from convertible debt	1,250,000
Bridge Notes, Third Purchase, May 2021
Debt Instrument [Line Items]
Debt instrument, aggregate purchase price	1,300,000
Proceeds from convertible debt	$ 1,000,000